Financial Liabilities - Schedule of Sensitivity Of The Fair Value To The Expected Volatility (Detail) - Tranche A Warrants [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Apr. 17, 2023
Disclosure of financial liabilities [line items]
Expected volatility -5%	$ 4,790	$ 5,206
Expected volatility	4,875	5,224
Expected volatility +5%	$ 4,925	$ 5,231